Components Of Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 5,000
Ending balance	7,197	$ 5,000
Net unrealized gain on securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	5,000	16,656
OCI before reclassifications	2,216	(11,280)
Amounts reclassified from AOCI	(19)	(376)
Net OCI	2,197	(11,656)
Ending balance	$ 7,197	$ 5,000